Related Party Transactions and Balances (Details)	1 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)
Related Party Transactions and Balances [Line Items]
Amount of repaid loan advance			$ (458,779)		$ 216,265	$ 38,888
Ms. Li Xia D [Member]
Related Party Transactions and Balances [Line Items]
Amount of repaid loan advance			505,399
Advances from related party					244,064	38,888
Mr. Zhao [Member]
Related Party Transactions and Balances [Line Items]
Amount of repaid loan advance					27,799
Ms. Du [Member]
Related Party Transactions and Balances [Line Items]
Operating lease expense			70,799		36,205	$ 30,587
Steel Magnolia Investment Ltd [Member]
Related Party Transactions and Balances [Line Items]
Company acquired land and buildings			46,466	$ 68,036
Steel Magnolia Investment Ltd [Member] | Land and Building [Member]
Related Party Transactions and Balances [Line Items]
Company acquired land and buildings			1,300,000
Kowloon Investment Holding Limited [Member]
Related Party Transactions and Balances [Line Items]
Invested amount					$ 400,000
VSH Services Inc [Member]
Related Party Transactions and Balances [Line Items]
Consulting services			$ 171,698	$ 240,000
Ms. Li Xia D [Member]
Related Party Transactions and Balances [Line Items]
Issued principal	$ 1,000,000	$ 1,400,000
Bears interest at a fixed rate	4.77%	4.77%
Class A Common Shares [Member]
Related Party Transactions and Balances [Line Items]
Purchase shares (in Shares) | shares					380,000